Business combinations and capital reorganization (Details 3) - Zetta Health Analytics SA R$ in Thousands	Aug. 31, 2022 BRL (R$)
Disclosure of detailed information about business combination [line items]
Cash consideration	R$ 25,000
Less: cash balances acquired	857
Net outflow of cash to acquire subsidiary	R$ 24,143